Earnings per Share (Details) kr in Thousands	12 Months Ended						36 Months Ended
	Dec. 31, 2021 SEK (kr) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 SEK (kr) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2021 shares
Loss per share before and after dilution
Net loss for the year attributable to equity holders of the Parent Company | kr	kr (500,293)		kr (433,494)		kr (32,578)
Weighted-average number of common shares outstanding	50,829,255		44,873,448		36,940,587
Loss per share before and after dilution | $ / shares		$ (9.84)		$ (9.66)		$ (0.88)
Warrants and options
Loss per share before and after dilution
Number of potential dilutive instruments	3,568,086		3,568,086		3,568,086
Share Awards
Loss per share before and after dilution
Number of potential dilutive instruments							109,738